Leases - Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 1,239,000	₩ 965,261
Less than 1 year
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	371,521	276,590
1~2 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	320,603	233,443
2~3 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	251,720	182,261
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	147,134	124,556
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	53,879	52,997
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 94,143	₩ 95,414